TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade and other receivables

	December 31, 2021	December 31, 2020
	$	$
Trade receivable	1,268	1,587
Sales tax receivable	37	349
Duties receivable	649	40
Receivable from manufacturer	856	1,282
Total Trade and other receivables	2,810	3,258